Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

Leasehold improvements	1 to 3 years
Advertisement display equipment	3 years
Furniture, fixtures and office equipment	3 years